SCHEDULE OF INFORMATION RELATED TO STOCK WARRANTS (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	May 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	59,182	59,182
Weighted Average Remaining Life In Years, Warrants Exercisable			5 years
Number of Warrants Exercisable	59,182	59,182	4,800
Warrant Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price	$ 500.00	$ 500.00
Number of Warrants Outstanding	31,000	31,000
Weighted Average Remaining Life In Years, Warrants Exercisable	1 year 4 months 24 days	1 year 7 months 6 days
Number of Warrants Exercisable	31,000	31,000
Warrant Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price	$ 650.00	$ 650.00
Number of Warrants Outstanding	28,182	28,182
Weighted Average Remaining Life In Years, Warrants Exercisable	3 years 10 months 24 days	4 years 1 month 6 days
Number of Warrants Exercisable	28,182	28,182